Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Redeemable Convertible Preferred Stock
As of December 31, 2020, the redeemable convertible preferred stock consisted of the following (in thousands, except for share amounts):

Series	Shares Authorized December 31, 2020	Shares Outstanding December 31, 2020	Carry Value December 31, 2020	Liquidation Preference December 31, 2020	Common Stock Issuable Upon Conversion
A	23,250	18,441	$166	$238	18,441
B	1,571,798	1,217,066	19,210	18,845	1,217,066
C	2,274,766	608,118	11,495	11,417	608,118
D	2,673,700	612,994	13,263	13,235	612,994
E	7,440,000	4,606,784	100,225	119,361	4,606,784
E-1	131,584	—	—	—	—
E-2	115,787	—	—	—	—
F	10,462,500	4,861,658	175,182	188,193	4,861,658
G	62,775,000	47,881,788	330,466	231,686	47,881,788
G-1	930,000	—	—	—	—
H	75,177,482	10,613,198	197,488	200,852	10,613,198
H-1	60,833,745	51,011,263	965,183	965,374	51,011,263
	224,409,612	121,431,310	$1,812,678	$1,749,201	121,431,310